Cover - shares	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2022
Cover [Abstract]
Entity Registrant Name	UMeWorld Limited
Entity Central Index Key	0001114936
Document Type	20-F/A
Amendment Flag	true
Entity Voluntary Filers	No
Current Fiscal Year End Date	--09-30
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Current Reporting Status	No
Document Period End Date	Sep. 30, 2021
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding		109,545,271
Document Annual Report	true
Document Transition Report	false
Entity File Number	000-30813
Entity Incorporation State Country Code	D8
Entity Address Address Line 1	Unit B, 12/F, Hang Seng Causeway Bay Building
Entity Address Address Line 2	28 Yee Wo Street
Entity Address Address Line 3	Causeway Bay
Entity Address City Or Town	Hong Kong
Entity Address Country	CN
Entity Interactive Data Current	No
Document Shell Company Report	false
Document Registration Statement	false
Contact Personnel Email Address	info@umeworld.com
Contact Personnel Name	Michael Lee
Document Accounting Standard	U.S. GAAP
Amendment Description	UMeWorld Limited (the “Company”) is filing this Amendment No. 2 on Form 20-F/A (this “Amendment No. 2”) to amend its annual report on Form 20-F for the fiscal year ended September 30, 2021 as filed with the Securities and Exchange Commission (the “SEC”) on February 14, 2022 (the “Original Filing”), to address certain comments from the Staff of the SEC in relation to the Original Filing.